EARNINGS (LOSS) PER SHARE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from diluted earnings per share calculation	13,600	1,100,580	(1,789,760)
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from diluted earnings per share calculation		(211,548)	(155,448)
Preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from diluted earnings per share calculation	(12,905,312)	(11,623,104)	(11,342,468)
Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from diluted earnings per share calculation	52,020